Pensions and Other Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Retirement Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$ 7,547	$ 3,344
Prior service cost (credit)	(33)	26
Unrecognized net transition obligation	1	2
Total before tax effects	7,515	3,372
Accumulated Benefit Obligations - end of year	23,816	19,203
Other Benefit Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	2,611	1,732
Prior service cost (credit)	(225)	(6)
Unrecognized net transition obligation	0	0
Total before tax effects	$ 2,386	$ 1,726